Intangible Assets - Narrative (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets	13 months		16 months
Amortization expense	$ 369	$ 611	$ 1,100	$ 3,200	$ 6,500